Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 44,330	¥ 32,414
Less than 12 months, Gross unrealized losses	1,643	330
More than 12 months, Fair value	13,673	13,127
More than 12 months, Gross unrealized losses	3	31
Total, Fair value	58,003	45,541
Total, Gross unrealized losses	1,646	361
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	4,611	17,536
Less than 12 months, Gross unrealized losses	159	5
More than 12 months, Fair value	13,673	13,127
More than 12 months, Gross unrealized losses	3	31
Total, Fair value	18,284	30,663
Total, Gross unrealized losses	162	36
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	35,606	12,814
Less than 12 months, Gross unrealized losses	¥ 1,251	¥ 95
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 35,606	¥ 12,814
Total, Gross unrealized losses	1,251	95
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	4,113	2,064
Less than 12 months, Gross unrealized losses	¥ 233	¥ 230
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 4,113	¥ 2,064
Total, Gross unrealized losses	¥ 233	¥ 230